Shareholder Report, Holdings (Details) - Mundoval Fund	Jun. 30, 2024
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.63%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.14%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.69%
Healthcare
Holdings [Line Items]
Percent of Net Asset Value	11.82%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.53%
Financials
Holdings [Line Items]
Percent of Net Asset Value	9.54%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	5.19%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.82%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.64%
Domestic
Holdings [Line Items]
Percent of Net Asset Value	67.69%
International
Holdings [Line Items]
Percent of Net Asset Value	27.12%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	5.19%
Mastercard Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	11.24%
Alphabet, Inc. Class C
Holdings [Line Items]
Percent of Net Asset Value	8.01%
Alphabet, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	7.95%
Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	7.79%
Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.66%
LVMH Moet Hennessey Louis Vuitton ADR
Holdings [Line Items]
Percent of Net Asset Value	6.70%
The TJX Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.81%
Taiwan Semiconductor Manufacturing Company
Holdings [Line Items]
Percent of Net Asset Value	4.74%
Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.62%
The Hershey Company
Holdings [Line Items]
Percent of Net Asset Value	3.01%